Depositspaid For Acquisition Of Property,Plant and Equipment - Additional Information (Detail)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	May 23, 2019 CNY (¥)	May 23, 2019 USD ($)
Statement [Line Items]
Capital expenditure contracted for but not provided in the consolidated financial statements in respect of: - acquisition of property, plant and equipment	¥ 91,166,000	$ 13,095,000
Hua'an Zhengxing Wheel Co., Ltd. [member]
Statement [Line Items]
Capital expenditure contracted for but not provided in the consolidated financial statements in respect of: - acquisition of property, plant and equipment			¥ 152,784,000	$ 21,946,000
Deposits paid for acquisition of property plant and equipment	¥ 61,618,000	$ 8,851,000